TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated March 21, 2016

to the Prospectus dated May 1, 2015

Transamerica Variable Annuity Series	Partners Variable Annuity SeriesSM
Transamerica AxiomSM II	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III	Transamerica Income EliteSM II
Transamerica LandmarkSM NY Variable Annuity	Transamerica LibertySM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity	Income EliteSM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica Variable Annuity O-Share
Transamerica Retirement Income Plus®

Effective on or about March 21, 2016, the following investment options are generally available to policies:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Equity Smart Beta 100 – Service Class	Transamerica BlackRock Equity Smart Beta 100 VP – Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Smart Beta 50 – Service Class	Transamerica BlackRock Smart Beta 50 VP – Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 – Service Class	Transamerica BlackRock Smart Beta 75 VP – Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.

Please note:

●	These investment options may vary for certain policies and may not be available for all policies.